Litigation, regulatory and similar matters (Detail) SFr in Millions	3 Months Ended
	Jun. 30, 2018 CHF (SFr)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	SFr 2,893
Increase in provisions recognized in the income statement	192
Release of provisions recognized in the income statement	(40)
Provisions used in conformity with designated purpose	(141)
Foreign currency translation / unwind of discount	71
Balance at the end of period	2,973
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	2,331	[1],[2]
Increase in provisions recognized in the income statement	154	[1],[2]
Release of provisions recognized in the income statement	(13)	[1],[2]
Provisions used in conformity with designated purpose	(94)	[1],[2]
Foreign currency translation / unwind of discount	64	[1],[2]
Balance at the end of period	2,442	[1],[2]
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	546	[2]
Increase in provisions recognized in the income statement	69	[2]
Release of provisions recognized in the income statement	(12)	[2]
Provisions used in conformity with designated purpose	(47)	[2]
Foreign currency translation / unwind of discount	11	[2]
Balance at the end of period	567	[2]
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	79	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	(3)	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	75	[2]
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	0	[2]
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	323	[2]
Increase in provisions recognized in the income statement	3	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	(1)	[2]
Foreign currency translation / unwind of discount	9	[2]
Balance at the end of period	333	[2]
Litigation, regulatory and similar matters | CC - Services
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	216	[2]
Increase in provisions recognized in the income statement	1	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	216	[2]
Litigation, regulatory and similar matters | CC - Group ALM
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	0	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	0	[2]
Litigation, regulatory and similar matters | CC - Non-core and Legacy Portfolio
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,166	[2]
Increase in provisions recognized in the income statement	82	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	(42)	[2]
Foreign currency translation / unwind of discount	45	[2]
Balance at the end of period	SFr 1,251	[2]

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (item 3 and item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.